FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3340 Peachtree Road NE
         Suite 1755
         Atlanta, GA  30326

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      May 16, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       66

Form 13F Information Table Value Total:       $41318



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      469     8888 SH       SOLE                              8888
AT&T Corp                      COM              00206R102     1060    34633 SH       SOLE                             34633
Abbott Laboratories            COM              002824100      508    10359 SH       SOLE                             10359
Accenture PLC                  COM              g1150g111      512     9310 SH       SOLE                              9310
Activision Blizzard, Inc.      COM              00507v109      163    14870 SH       SOLE                             14870
Amazon.Com Inc                 COM              023135106      436     2420 SH       SOLE                              2420
American Electric Power Co Inc COM              025537101      309     8780 SH       SOLE                              8780
Amgen Inc                      COM              031162100      215     4015 SH       SOLE                              4015
Amphenol Corp-CL A             COM              032095101     1365    25095 SH       SOLE                             25095
Apache Corp                    COM              037411105      451     3445 SH       SOLE                              3445
Apple Inc                      COM              037833100     1030     2955 SH       SOLE                              2955
Arch Capital Group             COM              G0450A105      301     3030 SH       SOLE                              3030
BB&T Corporation               COM              054937107      220     8000 SH       SOLE                              8000
Bank of America Corp           COM              060505104      245    18347 SH       SOLE                             18347
Bristol Myers Squibb Co        COM              110122108      345    13045 SH       SOLE                             13045
CVS/Caremark Corp              COM              126650100      499    14537 SH       SOLE                             14537
Caterpillar Inc                COM              149123101      344     3090 SH       SOLE                              3090
Chevron Corp                   COM              166764100     1855    17255 SH       SOLE                             17255
Cimarex Energy Co              COM              171798101      350     3040 SH       SOLE                              3040
Cisco Systems Inc              COM              17275R102      517    30120 SH       SOLE                             30120
Coach Inc                      COM              189754104      972    18675 SH       SOLE                             18675
Coca Cola Co                   COM              191216100     1169    17618 SH       SOLE                             17618
Colgate Palmolive Co           COM              194162103      267     3309 SH       SOLE                              3309
Costco Wholesale Corp          COM              22160K105      337     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      704    13570 SH       SOLE                             13570
Dell Inc                       COM              24702R101      794    54700 SH       SOLE                             54700
Disney, Walt Co                COM              254687106      315     7310 SH       SOLE                              7310
Dow Chemical Co                COM              260543103      283     7500 SH       SOLE                              7500
Exxon Mobil Corp               COM              30231G102     2675    31799 SH       SOLE                             31799
Fluor Corp                     COM              343412102      210     2850 SH       SOLE                              2850
Freeport McMoran Copper & Gold COM              35671D857      383     6900 SH       SOLE                              6900
General Electric Co            COM              369604103      383    19114 SH       SOLE                             19114
Gilead Sciences Inc.           COM              375558103      518    12205 SH       SOLE                             12205
Goldman Sachs Group Inc        COM              38141g104      448     2825 SH       SOLE                              2825
Google                         COM              38259P508      355      605 SH       SOLE                               605
Home Depot Inc                 COM              437076102     1019    27492 SH       SOLE                             27492
Illinois Tool Works Inc        COM              452308109     1088    20259 SH       SOLE                             20259
International Business Machine COM              459200101      787     4828 SH       SOLE                              4828
JPMorgan Chase & Co            COM              46625H100      314     6805 SH       SOLE                              6805
Johnson & Johnson              COM              478160104     1828    30849 SH       SOLE                             30849
Kellogg Co                     COM              487836108      322     5960 SH       SOLE                              5960
Marathon Grp                   COM              902905827      292     5471 SH       SOLE                              5471
McDonalds Corp                 COM              580135101      251     3304 SH       SOLE                              3304
Medtronic Inc                  COM              585055106      673    17110 SH       SOLE                             17110
Microsoft Corp                 COM              594918104     1650    65005 SH       SOLE                             65005
Nike Inc Cl B                  COM              654106103      384     5070 SH       SOLE                              5070
Nordstrom Inc                  COM              655664100      228     5075 SH       SOLE                              5075
Northern Trust Corp.           COM              665859104      476     9370 SH       SOLE                              9370
Omnicom Group                  COM              681919106      438     8935 SH       SOLE                              8935
Pfizer Inc                     COM              717081103      240    11801 SH       SOLE                             11801
Praxair Inc                    COM              74005P104      435     4285 SH       SOLE                              4285
Procter & Gamble Co            COM              742718109     1355    21990 SH       SOLE                             21990
Reliance Steel                 COM              759509102      581    10060 SH       SOLE                             10060
Schlumberger Ltd               COM              806857108      468     5014 SH       SOLE                              5014
Southern Co                    COM              842587107      562    14748 SH       SOLE                             14748
St Jude Medical Inc            COM              790849103      452     8825 SH       SOLE                              8825
Stryker Corp                   COM              863667101      321     5280 SH       SOLE                              5280
U.S. Bancorp                   COM              902973304      241     9130 SH       SOLE                              9130
United Technologies Corp       COM              913017109     1921    22693 SH       SOLE                             22693
Verizon Communications         COM              92343v104      395    10240 SH       SOLE                             10240
Wal-Mart Stores Inc            COM              931142103     1204    23125 SH       SOLE                             23125
Walgreen Co                    COM              931422109      737    18350 SH       SOLE                             18350
Wellpoint                      COM              94973V107      419     6000 SH       SOLE                              6000
Wells Fargo Company            COM              949746101      394    12430 SH       SOLE                             12430
Western Digital Corp           COM              958102105      630    16895 SH       SOLE                             16895
Fundamental Investors, Inc., C                  360802821      209 5349.957000SH     SOLE                        5349.957000